Debt Securities Available for Sale - Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized cost
Amortized cost - Within 1 year	$ 5,140,920
Amortized cost - After 1 to 5 years	5,235,233
Amortized cost - After 5 to 10 years	2,214,020
Amortized cost - After 10 years	4,951,952
Amortized Cost	17,542,125	$ 13,478,562
Fair Value
Fair value - Within 1 year	5,143,596
Fair value - After 1 to 5 years	5,308,166
Fair value - After 5 to 10 years	2,207,351
Fair value - After 10 years	4,989,360
Fair Value	$ 17,648,473	$ 13,300,184